Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
April 30, 2025
SMO-NPRT3-0625
1.847958.118
Common Stocks - 98.7%
	Shares	Value ($)
CANADA - 4.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
CES Energy Solutions Corp	2,034,714	8,973,640
Financials - 1.0%
Capital Markets - 1.0%
TMX Group Ltd	978,023	39,635,968
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	275,571	10,526,812
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	96,586	8,243,615
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (a)(b)	552,541	17,863,595
TOTAL INFORMATION TECHNOLOGY		26,107,210

Materials - 0.4%
Metals & Mining - 0.4%
Osisko Gold Royalties Ltd	573,700	13,749,491
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	216,541	25,887,221
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	982,434	36,782,329
TOTAL CANADA		161,662,671
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,720,984	14,081,459
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (a)	72,258	12,315,654
INDIA - 0.4%
Industrials - 0.4%
Professional Services - 0.4%
WNS Holdings Ltd ADR (a)	244,593	14,802,768
ISRAEL - 0.9%
Information Technology - 0.9%
IT Services - 0.6%
Wix.com Ltd (a)	148,316	25,152,911
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	54,153	10,625,360
TOTAL ISRAEL		35,778,271
JAPAN - 0.8%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	255,000	7,945,342
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	1,129,136	21,532,624
TOTAL JAPAN		29,477,966
NETHERLANDS - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (a)	32,962	21,265,105
Merus NV (a)	191,851	8,731,139

TOTAL NETHERLANDS		29,996,244
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
First BanCorp/Puerto Rico (c)	2,349,428	46,142,766
THAILAND - 1.1%
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Fabrinet (a)	201,861	41,393,617
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	80,465	16,525,021
Consumer Staples - 0.8%
Food Products - 0.8%
Nomad Foods Ltd	1,537,549	30,735,605
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	827,039	23,297,689
TOTAL UNITED KINGDOM		70,558,315
UNITED STATES - 87.0%
Communication Services - 0.4%
Entertainment - 0.2%
Vivid Seats Inc Class A (a)(c)	2,526,839	7,100,418
Media - 0.2%
Thryv Holdings Inc (a)	445,168	6,098,802
Wireless Telecommunication Services - 0.0%
Gogo Inc (a)(c)	399,834	3,026,742
TOTAL COMMUNICATION SERVICES		16,225,962

Consumer Discretionary - 9.6%
Automobile Components - 0.6%
Patrick Industries Inc (c)	294,006	22,632,582
Diversified Consumer Services - 0.8%
Laureate Education Inc (a)	1,545,774	31,023,684
Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc (a)	91,018	12,223,717
Dutch Bros Inc Class A (a)	151,336	9,040,813
		21,264,530
Household Durables - 3.7%
Champion Homes Inc (a)	380,944	32,951,656
Green Brick Partners Inc (a)	689,951	40,700,209
Installed Building Products Inc (c)	161,188	26,729,806
Lovesac Co/The (a)	334,150	6,499,217
Mohawk Industries Inc (a)	102,910	10,944,479
SharkNinja Inc (a)(c)	304,773	24,534,227
		142,359,594
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	175,404	11,615,253
Specialty Retail - 2.8%
Academy Sports & Outdoors Inc (c)	970,590	36,571,831
Boot Barn Holdings Inc (a)	174,973	18,256,683
Group 1 Automotive Inc	36,800	14,853,584
Murphy USA Inc	83,065	41,413,717
		111,095,815
Textiles, Apparel & Luxury Goods - 0.9%
Crocs Inc (a)	99,854	9,627,923
Deckers Outdoor Corp (a)	39,060	4,329,020
Kontoor Brands Inc	157,161	9,453,234
Samsonite Group SA (b)(d)	4,210,200	7,567,459
Steven Madden Ltd	244,972	5,144,412
		36,122,048
TOTAL CONSUMER DISCRETIONARY		376,113,506

Consumer Staples - 3.6%
Beverages - 1.0%
Primo Brands Corp Class A	883,353	28,859,143
Vita Coco Co Inc/The (a)	329,419	10,887,297
		39,746,440
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings Inc (a)	69,065	8,119,281
Performance Food Group Co (a)	131,403	10,598,966
Sprouts Farmers Market Inc (a)	84,358	14,425,218
		33,143,465
Food Products - 1.8%
Darling Ingredients Inc (a)	309,000	9,946,710
Post Holdings Inc (a)	163,127	18,461,083
Simply Good Foods Co/The (a)	1,130,274	40,814,195
		69,221,988
TOTAL CONSUMER STAPLES		142,111,893

Energy - 3.3%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	595,187	22,581,395
Liberty Energy Inc Class A	2,632,637	30,275,326
Weatherford International PLC	370,601	15,342,881
		68,199,602
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp (a)	939,380	32,718,605
Chord Energy Corp	99,211	8,951,809
Core Natural Resources Inc	131,700	9,510,057
Northern Oil & Gas Inc (c)	440,518	10,704,587
		61,885,058
TOTAL ENERGY		130,084,660

Financials - 16.9%
Banks - 7.0%
Connectone Bancorp Inc	425,070	9,576,827
East West Bancorp Inc	188,222	16,102,392
First Interstate BancSystem Inc Class A	607,974	15,925,879
Glacier Bancorp Inc	328,789	13,401,440
Home BancShares Inc/AR	688,300	19,100,325
Metropolitan Bank Holding Corp (a)	244,374	15,134,082
Pathward Financial Inc (c)	549,200	43,590,005
Pinnacle Financial Partners Inc	191,459	19,191,850
SouthState Corp	440,889	38,260,347
Synovus Financial Corp	923,905	40,023,566
TriCo Bancshares	670,868	25,882,087
Western Alliance Bancorp	257,457	17,947,327
		274,136,127
Capital Markets - 2.6%
Houlihan Lokey Inc Class A	161,252	26,135,724
Lazard Inc (c)	680,644	26,477,052
Piper Sandler Cos	72,233	17,416,820
Stifel Financial Corp	356,533	30,551,313
		100,580,909
Consumer Finance - 2.3%
FirstCash Holdings Inc	443,097	59,357,274
SLM Corp	1,051,422	30,396,610
		89,753,884
Financial Services - 2.5%
Essent Group Ltd	747,960	42,581,363
Mr Cooper Group Inc (a)	360,883	42,948,686
Walker & Dunlop Inc	137,338	10,511,850
		96,041,899
Insurance - 2.5%
First American Financial Corp	252,278	15,341,024
Genworth Financial Inc Class A (a)	2,358,380	16,178,487
Primerica Inc	173,541	45,479,890
Selective Insurance Group Inc	233,772	20,391,932
		97,391,333
TOTAL FINANCIALS		657,904,152

Health Care - 14.9%
Biotechnology - 7.6%
Arcellx Inc (a)	206,769	13,429,647
Astria Therapeutics Inc (a)	400,238	2,065,228
Astria Therapeutics Inc warrants (a)	183,003	243,573
Bridgebio Pharma Inc (a)(c)	400,800	15,374,688
Cargo Therapeutics Inc (a)	351,073	1,604,403
Celldex Therapeutics Inc (a)	444,412	9,257,102
Cogent Biosciences Inc (a)	1,130,185	5,888,264
Crinetics Pharmaceuticals Inc (a)	425,022	14,191,485
Cytokinetics Inc (a)	334,276	14,320,384
Day One Biopharmaceuticals Inc (a)	795,192	6,186,594
Denali Therapeutics Inc (a)(c)	535,700	8,919,405
Dianthus Therapeutics Inc (a)	449,606	9,823,891
Disc Medicine Inc (a)	165,835	8,195,566
Exact Sciences Corp (a)	150,000	6,846,000
Immunovant Inc (a)(c)	483,557	7,809,446
Insmed Inc (a)	170,030	12,242,160
Madrigal Pharmaceuticals Inc (a)(c)	53,643	17,911,934
MoonLake Immunotherapeutics Class A (a)	161,372	6,790,534
Nurix Therapeutics Inc (a)	418,000	4,819,540
Nuvalent Inc Class A (a)	237,729	18,245,701
Oruka Therapeutics Inc	410,772	4,288,460
Perspective Therapeutics Inc (a)	772,900	1,893,604
Rezolute Inc (a)	1,913,400	7,194,384
Rhythm Pharmaceuticals Inc (a)	216,800	14,133,192
Soleno Therapeutics Inc (a)	195,300	14,620,158
Spyre Therapeutics Inc (a)(c)	387,475	5,901,244
Stoke Therapeutics Inc (a)(c)	836,300	8,162,288
Vaxcyte Inc (a)	461,998	16,558,008
Vericel Corp (a)	296,680	11,279,774
Viking Therapeutics Inc (a)(c)	256,201	7,396,523
Viridian Therapeutics Inc (a)	677,559	9,180,924
Zenas Biopharma Inc	949,354	10,993,519
		295,767,623
Health Care Equipment & Supplies - 3.3%
Artivion Inc (a)(c)	467,278	11,069,816
Ceribell Inc	392,500	6,315,325
Glaukos Corp (a)	158,840	14,970,670
Insulet Corp (a)	56,922	14,360,851
Lantheus Holdings Inc (a)	194,764	20,321,676
Masimo Corp (a)	132,948	21,399,310
Merit Medical Systems Inc (a)	126,000	11,900,700
Penumbra Inc (a)	75,439	22,091,557
PROCEPT BioRobotics Corp (a)	146,528	7,909,581
		130,339,486
Health Care Providers & Services - 2.8%
BrightSpring Health Services Inc (a)	511,300	8,963,089
Encompass Health Corp	185,487	21,700,124
Ensign Group Inc/The	194,057	25,031,413
GeneDx Holdings Corp Class A (a)	72,400	4,839,940
HealthEquity Inc (a)	267,559	22,935,157
Privia Health Group Inc (a)	704,534	16,542,458
Surgery Partners Inc (a)	336,986	7,396,843
		107,409,024
Health Care Technology - 0.3%
Waystar Holding Corp (a)	278,876	10,365,821
Pharmaceuticals - 0.9%
Enliven Therapeutics Inc (a)	334,310	6,331,831
Enliven Therapeutics Inc (a)(e)	224,300	4,248,242
Prestige Consumer Healthcare Inc (a)	274,763	22,318,999
Structure Therapeutics Inc ADR (a)	140,405	3,790,935
		36,690,007
TOTAL HEALTH CARE		580,571,961

Industrials - 18.1%
Building Products - 2.1%
AAON Inc (c)	142,737	13,027,606
AZZ Inc	149,700	12,987,972
Simpson Manufacturing Co Inc	248,374	38,172,600
Tecnoglass Inc	246,422	17,562,496
		81,750,674
Commercial Services & Supplies - 1.5%
Brink's Co/The	366,143	32,674,601
HNI Corp	260,366	11,013,482
Pursuit Attractions and Hospitality Inc (a)	216,600	6,344,214
Vestis Corp	853,114	7,473,279
		57,505,576
Construction & Engineering - 4.4%
Comfort Systems USA Inc	27,209	10,816,937
Construction Partners Inc Class A (a)	399,268	32,795,874
Granite Construction Inc (c)	331,851	26,976,168
IES Holdings Inc (a)	270,767	53,254,454
Primoris Services Corp	320,500	19,220,384
Sterling Infrastructure Inc (a)	160,055	23,917,019
		166,980,836
Electrical Equipment - 1.0%
NEXTracker Inc Class A (a)	419,060	17,018,027
Thermon Group Holdings Inc (a)	873,478	22,911,328
		39,929,355
Ground Transportation - 0.4%
ArcBest Corp	109,676	6,418,240
Landstar System Inc	70,300	9,430,745
		15,848,985
Machinery - 3.5%
Atmus Filtration Technologies Inc	516,607	17,910,765
Blue Bird Corp (a)	252,819	8,815,799
Federal Signal Corp	206,322	16,800,800
Kadant Inc (c)	64,347	18,982,365
REV Group Inc	449,217	14,689,396
SPX Technologies Inc (a)	220,867	29,629,308
Terex Corp	715,101	25,171,555
Timken Co/The	87,705	5,635,046
		137,635,034
Passenger Airlines - 0.3%
SkyWest Inc (a)	118,800	10,593,396
Professional Services - 2.3%
Amentum Holdings Inc	582,300	12,705,786
CRA International Inc	110,776	17,967,867
ExlService Holdings Inc (a)	531,449	25,764,648
First Advantage Corp (a)(c)	1,045,172	14,736,925
KBR Inc	374,437	19,774,018
		90,949,244
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies Inc	79,794	19,412,284
FTAI Aviation Ltd	83,561	8,950,218
GMS Inc (a)	469,638	34,405,680
Rush Enterprises Inc Class A	749,143	38,198,802
		100,966,984
TOTAL INDUSTRIALS		702,160,084

Information Technology - 10.3%
Communications Equipment - 0.5%
Ciena Corp (a)	311,718	20,934,981
Electronic Equipment, Instruments & Components - 5.5%
Advanced Energy Industries Inc	417,947	40,712,218
Belden Inc	188,000	19,384,680
ePlus Inc (a)	145,331	9,062,841
Insight Enterprises Inc (a)	293,686	40,610,900
Napco Security Technologies Inc	149,103	3,407,004
OSI Systems Inc (a)	50,424	10,323,810
PAR Technology Corp (a)(c)	314,877	18,388,817
Sanmina Corp (a)	498,095	38,248,715
TD SYNNEX Corp	290,485	32,185,738
		212,324,723
IT Services - 0.2%
ASGN Inc (a)	164,167	8,270,733
Semiconductors & Semiconductor Equipment - 1.2%
Diodes Inc (a)	200,645	7,704,768
MACOM Technology Solutions Holdings Inc (a)	315,459	32,728,871
Onto Innovation Inc (a)	66,300	8,086,611
		48,520,250
Software - 2.9%
ACI Worldwide Inc (a)	288,400	15,389,024
Agilysys Inc (a)	127,100	9,449,885
Five9 Inc (a)	132,744	3,337,184
Intapp Inc (a)	184,781	10,026,217
Monday.com Ltd (a)	66,600	18,713,934
Progress Software Corp	308,108	18,474,156
SPS Commerce Inc (a)	107,819	15,473,105
Tenable Holdings Inc (a)	358,720	10,966,070
Vertex Inc Class A (a)	247,314	9,899,979
		111,729,554
TOTAL INFORMATION TECHNOLOGY		401,780,241

Materials - 4.6%
Chemicals - 0.8%
Element Solutions Inc	1,042,593	21,279,324
Minerals Technologies Inc	187,243	9,659,866
Tronox Holdings PLC	351,442	1,901,301
		32,840,491
Construction Materials - 1.0%
Eagle Materials Inc	166,533	37,701,406
Metals & Mining - 2.1%
Carpenter Technology Corp	155,155	30,349,870
Commercial Metals Co	843,812	37,583,386
Constellium SE (a)	1,515,911	15,325,860
		83,259,116
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp	161,429	13,932,937
Sylvamo Corp	202,535	12,075,137
		26,008,074
TOTAL MATERIALS		179,809,087

Real Estate - 3.8%
Diversified REITs - 1.2%
Essential Properties Realty Trust Inc	1,428,888	45,967,328
Health Care REITs - 1.0%
CareTrust REIT Inc	1,320,552	38,652,557
Industrial REITs - 0.6%
Terreno Realty Corp	408,288	22,998,863
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	67,318	15,308,786
Retail REITs - 0.2%
Acadia Realty Trust	592,590	11,318,469
Specialized REITs - 0.4%
Outfront Media Inc	935,209	14,149,712
TOTAL REAL ESTATE		148,395,715

Utilities - 1.5%
Gas Utilities - 1.5%
Southwest Gas Holdings Inc	551,340	39,812,261
UGI Corp	609,178	19,974,946
		59,787,207
TOTAL UNITED STATES		3,394,944,468
TOTAL COMMON STOCKS (Cost $3,168,556,586)		3,851,154,199

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	91,574,874	91,593,189
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	96,162,429	96,172,045
TOTAL MONEY MARKET FUNDS (Cost $187,765,234)			187,765,234

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $3,356,321,820)	4,038,919,433
NET OTHER ASSETS (LIABILITIES) - (3.5)% (f)	(138,213,064)
NET ASSETS - 100.0%	3,900,706,369

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	194	Jun 2025	19,107,060	(687,939)	(687,939)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $25,431,054 or 0.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,567,459 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,248,242 or 0.1% of net assets.

(f)	Includes $1,440,524 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $7,949,406.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	3,140,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,298,961	1,089,724,587	1,136,430,359	2,295,295	-	-	91,593,189	91,574,874	0.2%
Fidelity Securities Lending Cash Central Fund	221,699,830	828,792,195	954,319,980	82,194	-	-	96,172,045	96,162,429	0.3%
Total	359,998,791	1,918,516,782	2,090,750,339	2,377,489	-	-	187,765,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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